Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

(In thousands)	December 31, 2021	December 31, 2022
Hardware devices	1,595	532
Others	238	206
Less: Impairment	(470)	(281)
Total	1,363	457